Subsequent events - Newbuilding vessels (Details) - Vessels - Scrubber-Fitted Product Tankers - LR2 $ in Thousands	Feb. 28, 2026 USD ($) vessel	Dec. 31, 2025 USD ($) vessel
Disclosure of non-adjusting events after reporting period [line items]
Number of ships, agreements to construct | vessel		2
Purchase price, per vessel | $		$ 70,800
Vessel under construction
Disclosure of non-adjusting events after reporting period [line items]
Number of ships, agreements to construct | vessel	2
Purchase price, per vessel | $	$ 68,500